Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Assets Fair value	kr 6,761	kr 10,643
Liabilities Fair value	9,279	5,227
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	6,761	10,643
Liabilities Fair value	9,279	5,227
Nominal amounts	658,207	690,696
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	4,476	5,066
Liabilities Fair value	1,498	919
Nominal amounts	520,535	531,122
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	2,285	5,577
Liabilities Fair value	7,674	4,120
Nominal amounts	134,211	154,836
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Liabilities Fair value		70
Nominal amounts		90
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Liabilities Fair value	107	118
Nominal amounts	kr 3,461	kr 4,648